UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:       December 31, 2009
                                                 -------------------------------

Check here if Amendment [  ];  Amendment Number:
  This Amendment (Check only one.):  [ ] is a restatement.
                                     [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        Cedar Hill Capital Partners, LLC
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Address:     445 Park Avenue, 5th Floor
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             New York, New York 10022
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Form 13F File Number: 028-12174

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:        Frank J. Paone
          ------------------------------------------------
Title:       Chief Accounting Officer
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Phone:       (212) 201-5805
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Signature, Place, and Date of Signing:

   /s/ Frank J. Paone                New York, NY                2/12/2010
-------------------------   ----------------------------   ---------------------
      [Signature]                    [City, State]               [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                   0
                                            --------------------------
Form 13F Information Table Entry Total:              17
                                            ---------------------------
Form 13F Information Table Value Total:              58,196
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                                                     (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. NONE.

                           FORM 13F INFORMATION TABLE

              COLUMN 1            COLUMN 2     COLUMN 3 COLUMN 4        COLUMN 5        COLUMN 6  COLUMN 7           COLUMN 8
                                                         VALUE    SHARES /        PUT/ INVESTMENT  OTHER        VOTING AUTHORITY
           NAME OF ISSUER      TITLE OF CLASS   CUSIP   (X1000)   PRN AMT  SH/PRN CALL DISCRETION MANAGERS     SOLE    SHARED  NONE
ALLIANCE DATA SYSTEMS CORP         COM       018581108   2,546    39,425     SH          SOLE                 39,425
ASPEN INSURANCE HOLDINGS LTD       COM       G05384105   2,545    100,000    SH          SOLE                 100,000
BROOKFIELD HOMES CORP              COM       112723101     137     17,100    SH          SOLE                  17,100
CBL & ASSOC PPTYS INC              COM       124830100   2,940    304,045    SH          SOLE                 304,045
CIT GROUP INC                      COM       125581801   3,451    125,000    SH          SOLE                 125,000
DUKE REALTY CORP                   COM       264411505   4,376    359,583    SH          SOLE                 359,583
EQUITY RESIDENTIAL                 COM       29476L107   4,722    139,778    SH          SOLE                 139,778
FIRST MARBLEHEAD CORP              COM       320771108     639    300,000    SH          SOLE                 300,000
GREENHILL & CO INC                 COM       395259104   3,889     48,469    SH          SOLE                  48,469
INVESCO LTD                        COM       G491BT108     352     15,000    SH          SOLE                  15,000
JACKSON HEWITT TAX SVCS INC        COM       468202106   1,980    450,000    SH          SOLE                 450,000
MAX CAPITAL GROUP LTD              COM       G6052F103   4,460    200,000    SH          SOLE                 200,000
NELNET INC                         COM       64031N108   9,477    550,000    SH          SOLE                 550,000
NORTHWEST BANCSHARES INC           COM       667340103   3,381    300,000    SH          SOLE                 300,000
SL GREEN RLTY CORP                 COM       78440X101   5,433    108,150    SH          SOLE                 108,150
WHITE MTNS INS GROUP LTD           COM       G9618E107   5,655     17,000    SH          SOLE                  17,000
WORLD ACCEP CORP DEL               COM       981419104   2,212     61,731    SH          SOLE                  61,731